Segment Information	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
Segment Information	Segment Information
ASC Topic 280, Segment Reporting (“ASC 280”) establishes the standards for reporting information about segments in financial statements. Effective January 1, 2021, the Company changed its internal management structure. As a result of this change, and in applying the criteria set forth in ASC 280, the Company has determined that the Company is organized, managed and internally grouped into three segments: Industrial, Consumer and Software and Advisory. UL Solutions segments provide common goods and services to their customers, which provides for efficient sharing of the segments’ resources as needed. Segment information is reported on the basis used for reporting to the Chief Executive Officer, who serves as the Company’s chief operating decision maker (“CODM”) to evaluate each segment’s performance and allocate resources.
The following is a brief description of the Company’s segments:
Industrial: The Industrial segment provides TIC services to help ensure customers’ industrial products meet or exceed international standards for product safety, performance and sustainability. The Industrial segment provides services that address needs across a number of end markets, including energy, industrial automation, engineered materials (plastics and wire and cable) and built environment, and across a variety of stakeholders, including manufacturers, building owners, end users and regulators. The Company believes the products it tests, certifies and inspects in this segment generally represent very high cost of failure components, which in turn drives customers in this segment to choose UL Solutions based on its deep technical expertise, consistency and quality of service.
Consumer: The Consumer segment provides a variety of global product market acceptance and risk mitigation services for customers in the consumer products end market, including consumer electronics, medical devices, information technologies, appliances, HVAC, lighting, retail (softlines and hardlines) and emerging consumer applications, including new mobility, smart products and 5G. The primary services offered by this segment include safety certification testing, ongoing certification, global market access, testing for connectivity, performance and quality and critical systems advisory and training.
Software and Advisory: The Software and Advisory segment provides complementary software and advisory solutions that extend the value proposition of TIC services the Company offers. The software and technical advisory offerings enable the Company’s customers to manage complex regulatory requirements, deliver supply chain transparency and operationalize sustainability.
The accounting policies applied to the segments are the same as those applied by the Company to the consolidated financial statements. The Company prepared the financial results of the segments on a basis that is consistent with the manner in which management internally disaggregates financial information to assist in making internal operating decisions. The Company manages income taxes and certain treasury related items, such as interest income and expense, on a global basis within corporate. The CODM evaluates segment performance based primarily on operating income.
The Company allocates among segments certain common costs and expenses not specifically identifiable to the segments differently than the Company would for stand-alone financial information prepared in accordance with US GAAP. These include certain costs and expenses of the Company’s corporate functions, such as executive, finance, legal, human resources and information technology. Allocations are calculated primarily based on segment expenses proportionate to consolidated expenses.
Summarized Financial Information by Segment
The following table provides summary financial information by segment for the years ended December 31, 2023, 2022 and 2021:

	Testing, Inspection and Certification		Software and Advisory	Total Segments	Corporate	Total
(in millions)	Industrial	Consumer
2023
Revenue	$1,146	$1,172	$360	$2,678	$—	$2,678
Operating income	308	45	15	368	—	368
Depreciation and amortization	38	75	41	154	—	154
Capital expenditures	56	52	39	147	68	215
2022
Revenue	$1,044	$1,128	$348	$2,520	$—	$2,520
Operating income	286	101	25	412	—	412
Depreciation and amortization	32	66	37	135	—	135
Capital expenditures	19	55	19	93	71	164
2021
Revenue	$1,051	$1,138	$328	$2,517	$—	$2,517
Operating income (loss)	244	50	(7)	287	—	287
Depreciation and amortization	33	70	39	142	—	142
Capital expenditures	13	47	23	83	24	107
Assets by segment are not disclosed as the Company does not allocate assets to segments for internal reporting presentations provided to the CODM.
Geographic Information
Revenue by major geographic region based on the location of the Company’s customers was as follows for the years ended December 31:

(in millions)	2023	2022	2021
United States	$1,117	$1,051	$1,027
China(a)	632	608	607
Asia Pacific	346	335	345
Europe, Middle East and Africa	474	429	437
Other Americas	109	97	101
Total	$2,678	$2,520	$2,517
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(a)Represents revenue from Greater China - mainland China, Hong Kong and Taiwan.
The following table provides a summary of long-lived assets, excluding financial instruments and tax assets, classified by major geographic region as of December 31:

(in millions)	2023	2022
United States	$327	$260
China(a)	127	139
Asia Pacific	119	106
Europe, Middle East and Africa	101	107
Other Americas	32	25
Total	$706	$637
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(a)Represents long-lived assets from Greater China - mainland China, Hong Kong and Taiwan.
Segment Information
Revenue and operating income of the Company’s segments were as follows:

	Six Months Ended June 30,
(in millions)	2024	2023
Revenue
Industrial	$609	$562
Consumer	608	584
Software and Advisory	183	172
Total revenue	$1,400	$1,318

Operating income
Industrial	$160	$154
Consumer	55	36
Software and Advisory	2	2
Total operating income	$217	$192